Voyage Expenses	9 Months Ended
Mar. 31, 2014
Voyage Expenses.
Voyage Expenses

14. Voyage Expenses

Voyage expenses are comprised as follows for the period July 1, 2013 to March 31, 2014:

Bunkers	5,271,126
Port charges and other related expenses	552,634
Brokers’ commissions	386,244
Security cost	298,820
War risk insurances	37,001
Other voyage expenses	125,146
Total voyage expenses	6,670,971